COMPANY'S OPERATIONS - Approval of the legal merger of Fibria (Details) - BRL (R$) R$ in Thousands	1 Months Ended
	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CURRENT
Cash and cash equivalents		R$ 6,835,057	R$ 3,249,127	R$ 4,387,453	R$ 1,076,833
Marketable securities		2,212,079	6,150,631
Trade accounts receivable		2,915,206	3,035,817
Inventories		4,009,335	4,685,595
Recoverable taxes		406,850	997,201
Derivative financial instruments		484,043	260,273
Other assets		738,924	335,112
Total current assets		17,957,994	18,884,237
NON CURRENT
Marketable securities		184,778	179,703
Recoverable taxes		834,575	708,914
Deferred taxes		8,677,002	2,134,040
Derivative financial instruments		857,377	838,699
Advances to suppliers		1,015,115	1,087,149
Judicial deposits		257,789	268,672
Other assets		235,341	228,881
Biological assets		11,161,210	10,571,499	4,935,905
Investments		359,071	322,446
Property, plant and equipment		39,156,890	41,120,945
Right of use assets		4,344,078	3,850,237	0
Intangible assets		16,759,528	17,712,803
Total non-current		83,842,754	79,023,988
TOTAL ASSET		101,800,748	97,908,225
CURRENT
Trade accounts payable		2,361,098	2,376,459
Loans and financing		2,043,386	6,227,951
Lease liabilities		620,177	656,844
Taxes payable		170,482	307,639
Payroll and charges		492,728	400,435
Derivative financial instruments		1,991,118	893,413
Dividends payable		6,232	5,720
Other liabilities		360,916	456,338
Total current liabilities		8,172,823	11,479,195
NON CURRENT
Loans and financing		70,856,496	57,456,375
Derivative financial instruments		6,126,282	2,024,500
Lease liabilities		4,571,583	3,327,226
Employee benefits		785,045	736,179
Provision for judicial liabilities		3,255,955	3,512,477
Other liabilities		98,768	121,723
Total non-current liabilities		86,290,547	68,341,061
TOTAL LIABILITIES		94,463,370	79,820,256
Equity		7,337,378	18,087,969	R$ 12,025,934	R$ 11,616,610
TOTAL LIABILITIES AND EQUITY		R$ 101,800,748	R$ 97,908,225
Fibria | Net asset value
CURRENT
Cash and cash equivalents	R$ 29,086
Marketable securities	2,734,027
Trade accounts receivable	3,572,059
Inventories	1,714,560
Recoverable taxes	768,439
Derivative financial instruments	256,675
Other assets	161,238
Total current assets	9,236,084
NON CURRENT
Marketable securities	175,559
Recoverable taxes	546,234
Deferred taxes	1,364,363
Derivative financial instruments	723,084
Advances to suppliers	696,767
Judicial deposits	190,533
Other assets	100,877
Biological assets	4,355,102
Investments	9,481,900
Property, plant and equipment	14,633,114
Right of use assets	2,301,427
Intangible assets	118,920
Total non-current	34,687,880
TOTAL ASSET	43,923,964
CURRENT
Trade accounts payable	955,210
Loans and financing	816,180
Lease liabilities	420,241
Taxes payable	36,057
Payroll and charges	104,246
Related parties	1,179,254
Derivative financial instruments	254,444
Dividends payable	4,015
Other liabilities	946,099
Total current liabilities	4,715,746
NON CURRENT
Loans and financing	8,139,390
Derivative financial instruments	678,833
Lease liabilities	1,972,531
Related parties	16,305,560
Employee benefits	144,557
Provision for judicial liabilities	190,698
Other liabilities	175,934
Total non-current liabilities	27,607,503
TOTAL LIABILITIES	32,323,249
Equity	11,600,715
TOTAL LIABILITIES AND EQUITY	R$ 43,923,964